Intangible Assets - Additional Information (Detail) $ in Millions		12 Months Ended
	Dec. 10, 2014	Dec. 31, 2018 PEN (S/) Wells	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2018 USD ($)	Aug. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2014 PEN (S/)	Aug. 31, 2013 PEN (S/)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment impact in goodwill		S/ 0	S/ 20,100,000		S/ 38,700,000
Period of operating economic activities of each CGU		5 years
Impairment			(49,609,000)		(54,308,000)
Intangible assets		S/ 847,095,000	940,070,000		960,286,000			S/ 878,286,000
Borrowing costs capitalized		7,900,000	5,900,000
Costs capitalized		68,000,000	99,000,000		80,000,000
Dismantling wells provision		S/ 3,000,000	S/ 50,000,000
GMP S.A. [member] | Talara, Piura [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Right for exploiting oil blocks in years	30 years
Total estimated investment | $						$ 350.0
Stracon GyM S.A. [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of ownership disposed in subsidiary			87.59%
Proceeds from ownership interest disposed			S/ 248,800,000	$ 76.8
Amortisation expense of intangible assets			S/ 41,900,000
Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings interest rate		7.00%	7.00%			7.00%
Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings interest rate		12.00%	11.22%			12.00%
Trademark [member] | Vial and Vives S.A.C. [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment			S/ 29,500,000		15,600,000
Trademark [member] | Vial and Vives S.A.C. [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Trademarks acquired										S/ 75,400,000
Trademark [member] | Morelco S.A.S. [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Trademarks acquired									S/ 33,330,000
Trademark [member] | Adexus S.A. [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Trademarks acquired							S/ 9,100,000
Oil lots three [member] | GMP S.A. [member] | Talara, Piura [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of wells | Wells		230
Oil lots four [member] | GMP S.A. [member] | Talara, Piura [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of wells | Wells		330
Blocks I and V [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Determined useful lives of wells		5 years
Blocks III and IV [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Determined useful lives of wells		5 years
Concession rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets		S/ 482,040,000	528,227,000		S/ 517,760,000			S/ 417,893,000
Road improvement charges		20,000,000	17,000,000
Implementation charge for road safety		4,000,000	4,000,000
Borrowing costs capitalized, second roadway		310,000,000	0
Disbursements for acquisition of properties		5,000,000	5,000,000
Other intangible assets contracted for concession delivery process		5,000,000	4,000,000
Financing costs, capitalized		3,000,000	26,000,000
Concession rights [member] | Contractual arrangements [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets		S/ 70,000,000	S/ 78,000,000
Concession rights [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings interest rate		7.14%	7.14%			7.14%
Borrowing costs capitalized		S/ 3,000,000	S/ 26,000,000
Concession rights [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings interest rate		8.72%	8.72%			8.72%
Borrowing costs capitalized		S/ 19,000,000	S/ 331,000,000